Average Annual Total Returns		12 Months Ended	60 Months Ended	87 Months Ended	120 Months Ended
	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI AC World Communication Services Index
Prospectus [Line Items]
Average Annual Return, Percent		32.96%	11.67%		10.79%
MSCI AC World Index
Prospectus [Line Items]
Average Annual Return, Percent		22.87%	11.70%		12.28%
Lipper Global Large Cap Growth Fund Classification
Prospectus [Line Items]
Average Annual Return, Percent		14.44%	7.28%		11.30%
MSCI EAFE Small Cap Index
Prospectus [Line Items]
Average Annual Return, Percent		32.49%	6.11%		7.94%
MSCI World Index
Prospectus [Line Items]
Average Annual Return, Percent		21.60%	12.66%		12.74%
GABELLI GLOBAL CONTENT & CONNECTIVITY FUND CLASS AAA
Prospectus [Line Items]
Average Annual Return, Percent		27.63%	7.57%		7.12%
GABELLI GLOBAL CONTENT & CONNECTIVITY FUND CLASS AAA | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		21.09%	5.70%		5.47%
GABELLI GLOBAL CONTENT & CONNECTIVITY FUND CLASS AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		17.53%	5.40%		5.23%
GABELLI GLOBAL CONTENT & CONNECTIVITY FUND CLASS A
Prospectus [Line Items]
Average Annual Return, Percent		20.34%	6.31%		6.47%
GABELLI GLOBAL CONTENT & CONNECTIVITY FUND CLASS I
Prospectus [Line Items]
Average Annual Return, Percent		27.62%	7.57%		7.37%
The Gabelli Global Growth Fund CLASS AAA
Prospectus [Line Items]
Average Annual Return, Percent		13.94%	8.52%		12.96%
The Gabelli Global Growth Fund CLASS AAA | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.58%	7.53%		11.66%
The Gabelli Global Growth Fund CLASS AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.54%	6.67%		10.47%
The Gabelli Global Growth Fund CLASS A
Prospectus [Line Items]
Average Annual Return, Percent		7.39%	7.25%		12.29%
The Gabelli Global Growth Fund CLASS I
Prospectus [Line Items]
Average Annual Return, Percent		13.95%	8.53%		13.19%
GABELLI INTERNATIONAL SMALL CAP FUND CLASS AAA
Prospectus [Line Items]
Average Annual Return, Percent		39.57%	1.59%		5.22%
GABELLI INTERNATIONAL SMALL CAP FUND CLASS AAA | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		39.11%	1.40%		3.29%
GABELLI INTERNATIONAL SMALL CAP FUND CLASS AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		24.03%	1.31%		3.82%
GABELLI INTERNATIONAL SMALL CAP FUND CLASS A
Prospectus [Line Items]
Average Annual Return, Percent		31.56%	0.39%		4.37%
GABELLI INTERNATIONAL SMALL CAP FUND CLASS I
Prospectus [Line Items]
Average Annual Return, Percent		39.63%	1.58%		5.33%
The Gabelli Global Rising Income and Dividend Fund CLASS AAA
Prospectus [Line Items]
Average Annual Return, Percent		22.11%	7.00%		6.98%
The Gabelli Global Rising Income and Dividend Fund CLASS AAA | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		21.43%	6.44%		6.59%
The Gabelli Global Rising Income and Dividend Fund CLASS AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.79%	5.51%		5.65%
The Gabelli Global Rising Income and Dividend Fund CLASS A
Prospectus [Line Items]
Average Annual Return, Percent		15.11%	5.74%		6.34%
The Gabelli Global Rising Income and Dividend Fund CLASS I
Prospectus [Line Items]
Average Annual Return, Percent		22.13%	7.00%		7.22%
Gabelli Global Mini Mites Fund CLASS AAA
Prospectus [Line Items]
Average Annual Return, Percent		10.59%	11.26%	9.26%
Performance Inception Date	Oct. 01, 2018
Gabelli Global Mini Mites Fund CLASS AAA | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.78%	8.44%	7.12%
Gabelli Global Mini Mites Fund CLASS AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.32%	8.08%	6.72%
Gabelli Global Mini Mites Fund CLASS A
Prospectus [Line Items]
Average Annual Return, Percent		4.24%	9.97%	8.37%
Performance Inception Date	Oct. 01, 2018
Gabelli Global Mini Mites Fund CLASS I
Prospectus [Line Items]
Average Annual Return, Percent		10.59%	11.26%	9.30%
Performance Inception Date	Oct. 01, 2018
Gabelli Global Mini Mites Fund CLASS I | S&P Developed SmallCap Index
Prospectus [Line Items]
Average Annual Return, Percent		18.48%	7.02%	8.75%